UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [ ]; Amendment Number: ______

     This Amendment (Check only one): [ ] is a restatement.
                                      [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:       Pomelo Capital LLC
Address:    717 FIFTH AVENUE, SUITE 1403
            NEW YORK, NY 10022

Form 13F File Number: 028-15346

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Eric Kostrowski
Title:  Chief Operating Officer & Chief Compliance Officer
Phone:  212-897-3343

Signature, Place, and Date of Signing:

/s/ Eric Kostrowski                     New York, NY    May 15, 2013
-------------------------------------   -------------   --------------------
             [Signature]                [City, State]          [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 103
Form 13F Information Table Value Total: $305,054
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1                    COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------------- --------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                              VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER              TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------------- --------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
ALPHA NATURAL RESOURCES INC        COM             02076X102      583    636,700 SH  PUT  SOLE                   636,700
ALPHA NATURAL RESOURCES INC        NOTE 2.375% 4/1 02076XAA0    1,907  2,000,000 PRN      SOLE                 2,000,000
ANNALY CAP MGMT INC                COM             035710409    2,503  6,335,200 SH  PUT  SOLE                 6,335,200
ANNALY CAP MGMT INC                NOTE 5.000% 5/1 035710AB8   48,753 47,000,000 PRN      SOLE                47,000,000
ARCELORMITTAL SA LUXEMBOURG        NY REGISTRY SH  03938L104      681  1,338,700 SH  PUT  SOLE                 1,338,700
ARCELORMITTAL SA LUXEMBOURG        NOTE 5.000% 5/1 03938LAK0   20,575 20,000,000 PRN      SOLE                20,000,000
BEST BUY INC                       COM             086516101    4,004    180,750 SH       SOLE                   180,750
BEST BUY INC                       COM             086516101    1,454  2,187,300 SH  PUT  SOLE                 2,187,300
BLOCK H & R INC                    COM             093671105      853     29,000 SH       SOLE                    29,000
BLOCK H & R INC                    COM             093671105      182  1,454,600 SH  PUT  SOLE                 1,454,600
CIT GROUP INC                      COM NEW         125581801      852     19,599 SH       SOLE                    19,599
CIT GROUP INC                      COM NEW         125581801      486  2,154,500 SH  PUT  SOLE                 2,154,500
CELGENE CORP                       RIGHT 12/31/203 151020112      367     51,700 SH       SOLE                    51,700
CEMEX SAB DE CV                    SPON ADR NEW    151290889    1,340  3,256,908 SH  PUT  SOLE                 3,256,908
CEMEX SAB DE CV                    NOTE 4.875% 3/1 151290AV5   16,035 13,000,000 PRN      SOLE                13,000,000
CENTURYLINK INC                    COM             156700106      597     17,000 SH       SOLE                    17,000
CENTURYLINK INC                    COM             156700106       10    102,600 SH  CALL SOLE                   102,600
CHESAPEAKE ENERGY CORP             COM             165167107    2,041    100,000 SH       SOLE                   100,000
CHESAPEAKE ENERGY CORP             COM             165167107    2,700  3,153,100 SH  PUT  SOLE                 3,153,100
CLEARWIRE CORP NEW                 CL A            18538Q105       96  1,142,100 SH  PUT  SOLE                 1,142,100
CLIFFS NAT RES INC                 COM             18683K101      142     58,400 SH  PUT  SOLE                    58,400
CONSTELLATION BRANDS INC           CL A            21036P108      128    100,000 SH  CALL SOLE                   100,000
D R HORTON INC                     NOTE 2.000% 5/1 23331ABB4   35,717 19,000,000 PRN      SOLE                19,000,000
DELL INC                           COM             24702R101       60    150,000 SH  CALL SOLE                   150,000
DELTA AIR LINES INC DEL            COM NEW         247361702    1,403  6,278,400 SH  PUT  SOLE                 6,278,400
DONNELLEY R R & SONS CO            COM             257867101    2,409    199,958 SH       SOLE                   199,958
DONNELLEY R R & SONS CO            COM             257867101      451    905,500 SH  PUT  SOLE                   905,500
EXPEDIA INC DEL                    COM NEW         30212P303      900     15,000 SH       SOLE                    15,000
FORD MTR CO DEL                    COM PAR $0.01   345370860      901     68,490 SH       SOLE                    68,490
FORD MTR CO DEL                    COM PAR $0.01   345370860       44     86,700 SH  CALL SOLE                    86,700
FORD MTR CO DEL                    COM PAR $0.01   345370860      157    337,600 SH  PUT  SOLE                   337,600
FREEPORT-MCMORAN COPPER & GO       COM             35671D857    3,675    111,027 SH       SOLE                   111,027
FRONTIER COMMUNICATIONS CORP       COM             35906A108    1,436    360,000 SH       SOLE                   360,000
GOLDMAN SACHS GROUP INC            COM             38141G104      186    741,400 SH  PUT  SOLE                   741,400
GOODYEAR TIRE & RUBR CO            COM             382550101    1,045     82,877 SH       SOLE                    82,877
GOODYEAR TIRE & RUBR CO            COM             382550101      319  1,064,800 SH  PUT  SOLE                 1,064,800
HCA HOLDINGS INC                   COM             40412C101        1     20,000 SH  PUT  SOLE                    20,000
HEWLETT PACKARD CO                 COM             428236103       43    365,700 SH  PUT  SOLE                   365,700
ISTAR FINL INC                     COM             45031U101    3,770    346,154 SH       SOLE                   346,154
ISTAR FINL INC                     COM             45031U101    1,135  5,677,100 SH  PUT  SOLE                 5,677,100
INTEROIL CORP                      COM             460951106      594      7,800 SH       SOLE                     7,800
INTEROIL CORP                      COM             460951106    1,282    274,200 SH  PUT  SOLE                   274,200
INTEROIL CORP                      NOTE 2.750%11/1 460951AC0    5,971  6,100,000 PRN      SOLE                 6,100,000
IRON MTN INC                       COM             462846106       60    240,000 SH  PUT  SOLE                   240,000
JOHNSON & JOHNSON                  COM             478160104       29    212,000 SH  CALL SOLE                   212,000
KINDER MORGAN ENERGY PARTNER       UT LTD PARTNER  494550106        5     25,000 SH  CALL SOLE                    25,000
LEAP WIRELESS INTL INC             NOTE 4.500% 7/1 521863AL4    4,142  4,055,000 PRN      SOLE                 4,055,000
LENNAR CORP                        CL A            526057104    1,037     25,000 SH       SOLE                    25,000
LEVEL 3 COMMUNICATIONS INC         NOTE 7.000% 3/1 52729NBP4    2,336  2,000,000 PRN      SOLE                 2,000,000
LEXMARK INTL NEW                   CL A            529771107      519    467,000 SH  PUT  SOLE                   467,000
LIBERTY MEDIA CORP NEW             DEB 3.125% 3/3  530718AF2    6,509  4,000,000 PRN      SOLE                 4,000,000
LOUISIANA PAC CORP                 COM             546347105      274    150,000 SH  CALL SOLE                   150,000
MBIA INC                           COM             55262C100      571     55,559 SH       SOLE                    55,559
MBIA INC                           COM             55262C100        0     10,000 SH  CALL SOLE                    10,000
MBIA INC                           COM             55262C100    3,054  6,267,900 SH  PUT  SOLE                 6,267,900
MGM RESORTS INTERNATIONAL          NOTE 4.250% 4/1 55303QAE0   10,877 10,000,000 PRN      SOLE                10,000,000
MASSEY ENERGY CO                   NOTE 3.250% 8/0 576203AJ2   13,030 13,500,000 PRN      SOLE                13,500,000
MCMORAN EXPLORATION CO             COM             582411104       50    631,500 SH  CALL SOLE                   631,500
MCMORAN EXPLORATION CO             COM             582411104       25    250,000 SH  PUT  SOLE                   250,000
MERITOR INC                        COM             59001K100       30    150,000 SH  CALL SOLE                   150,000
NRG ENERGY INC                     COM NEW         629377508    1,147     43,307 SH       SOLE                    43,307
NRG ENERGY INC                     COM NEW         629377508      160  2,988,600 SH  PUT  SOLE                 2,988,600
NETAPP INC                         COM             64110D104       22     50,000 SH  CALL SOLE                    50,000
NETAPP INC                         COM             64110D104       36    785,000 SH  PUT  SOLE                   785,000
NETAPP INC                         NOTE 1.750% 6/0 64110DAB0   19,652 18,000,000 PRN      SOLE                18,000,000
OFFICE DEPOT INC                   COM             676220106      393    100,000 SH       SOLE                   100,000
OMNICARE INC                       DBCV 3.250%12/1 681904AL2    5,527  5,500,000 PRN      SOLE                 5,500,000
PHH CORP                           COM NEW         693320202    1,098     50,000 SH       SOLE                    50,000
PHH CORP                           COM NEW         693320202      245    991,500 SH  PUT  SOLE                   991,500
PHH CORP                           NOTE 4.000% 9/0 693320AN3    3,313  3,000,000 PRN      SOLE                 3,000,000
PEABODY ENERGY CORP                COM             704549104      158     54,600 SH  PUT  SOLE                    54,600
PENNEY J C INC                     COM             708160106    1,813    120,000 SH       SOLE                   120,000
PENNEY J C INC                     COM             708160106   10,833  3,362,600 SH  PUT  SOLE                 3,362,600
PLAINS EXPL& PRODTN CO             COM             726505100    4,271     89,976 SH       SOLE                    89,976
PLAINS EXPL& PRODTN CO             COM             726505100      447    676,100 SH  CALL SOLE                   676,100
PRICELINE COM INC                  DEBT 1.000% 3/1 741503AQ9    5,523  5,000,000 PRN      SOLE                 5,000,000
PROLOGIS                           NOTE 2.625% 5/1 74340XAS0    2,301  2,300,000 PRN      SOLE                 2,300,000
PROLOGIS                           NOTE 2.625% 5/1 743410AS1    2,701  2,700,000 PRN      SOLE                 2,700,000
RADIOSHACK CORP                    COM             750438103       27    108,200 SH  CALL SOLE                   108,200
RITE AID CORP                      NOTE 8.500% 5/1 767754BU7   14,281 12,000,000 PRN      SOLE                12,000,000
ROSETTA STONE INC                  COM             777780107    1,860    120,908 SH       SOLE                   120,908
RYLAND GROUP INC                   COM             783764103    1,519     36,500 SH       SOLE                    36,500
SLM CORP                           COM             78442P106    1,646     80,283 SH       SOLE                    80,283
SLM CORP                           COM             78442P106      363  2,250,300 SH  PUT  SOLE                 2,250,300
SPDR GOLD TRUST                    GOLD SHS        78463V107       91    437,500 SH  PUT  SOLE                   437,500
SPDR SERIES TRUST                  S&P OILGAS EXP  78464A730       50     75,000 SH  PUT  SOLE                    75,000
SAFEWAY INC                        COM NEW         786514208       55    245,900 SH  PUT  SOLE                   245,900
SELECT SECTOR SPDR TR              SBI INT-FINL    81369Y605       79    514,400 SH  PUT  SOLE                   514,400
SPRINT NEXTEL CORP                 COM SER 1       852061100    4,037    650,000 SH       SOLE                   650,000
SPRINT NEXTEL CORP                 COM SER 1       852061100      975    250,000 SH  PUT  SOLE                   250,000
TOLL BROTHERS INC                  COM             889478103    1,057     30,859 SH       SOLE                    30,859
UNITED CONTL HLDGS INC             COM             910047109      640     20,000 SH       SOLE                    20,000
UNITED CONTL HLDGS INC             COM             910047109      751  2,475,200 SH  PUT  SOLE                 2,475,200
UNITED STATES STL CORP NEW         COM             912909108    2,407  3,343,300 SH  PUT  SOLE                 3,343,300
VALE S A                           ADR             91912E105        1     18,000 SH  PUT  SOLE                    18,000
WAL-MART STORES INC                COM             931142103       14    400,000 SH  CALL SOLE                   400,000
WINDSTREAM CORP                    COM             97381W104      126    105,400 SH  PUT  SOLE                   105,400
NABORS INDUSTRIES LTD              SHS             G6359F103      380     23,400 SH       SOLE                    23,400
WEATHERFORD INTERNATIONAL LT       REG SHS         H27013103      832     68,500 SH       SOLE                    68,500
WEATHERFORD INTERNATIONAL LT       REG SHS         H27013103       17    100,000 SH  CALL SOLE                   100,000
TRANSOCEAN LTD                     REG SHS         H8817H100    1,849     35,592 SH       SOLE                    35,592
TRANSOCEAN LTD                     REG SHS         H8817H100    1,957     68,600 SH  PUT  SOLE                    68,600
ROYAL CARIBBEAN CRUISES LTD        COM             V7780T103       64    349,400 SH  PUT  SOLE                   349,400